Employee Benefits - Summary of Employee Defined Benefit Liabilities Explanatory (Detail) - Noncurrent Recognized Liabilities Defined Benefit Plan [Member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	€ 29,216	€ 30,573
Changes through statement of profit and loss
Changes through statement of profit and loss	14,365	2,591
Changes through statement of profit and loss of which: Service cost	14,169	2,335
Changes through statement of profit and loss of which: Financial charges	196	256
Changes through statement of comprehensive income
Changes through statement of comprehensive income	1,562	(930)
Changes through statement of comprehensive income of which: Actuarial loss/(gain)	563	(523)
Changes through statement of comprehensive income of which: Translation differences	999	(407)
Benefits paid	(13,456)	(2,360)
Change in scope of consolidation and reclassifications to assets held for sale	342	(658)
Ending balance	€ 32,029	€ 29,216